Kurv U.S. Large Cap TaxOptimized ETF
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 94.3%		Shares		Value
iShares Core S&P 500 ETF (a)(b)		266		$ 205,017
iShares National Muni Bond ETF		174		18,287
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (b)		538		27,772
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund		264		11,766
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (b)		1,678		84,387
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF (b)		3,284		81,246
VanEck High Yield Muni ETF (b)		806		40,284
VanEck Intermediate Muni ETF		80		3,660
VanEck Long Muni ETF		140		2,415
TOTAL EXCHANGE TRADED FUNDS (Cost $475,438)				474,834

PURCHASED OPTIONS - 1.2% (c)	Notional Amount	Contracts		Value
Call Options - 1.2%
iShares Core S&P 500 ETF, Expiration: 09/18/2026; Exercise Price: $760.00	$ 308,296	4		5,927
TOTAL PURCHASED OPTIONS (Cost $7,568)				5,927

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.0% (d)		Par		Value
3.61%, 09/03/2026		$ 20,000		19,996
TOTAL U.S. TREASURY BILLS (Cost $19,996)				19,996

MONEY MARKET FUNDS - 0.7% (e)		Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56%		3,672		3,672
TOTAL MONEY MARKET FUNDS (Cost $3,672)				3,672

TOTAL INVESTMENTS - 100.2% (Cost $506,674)				504,429
Liabilities in Excess of Other Assets - (0.2)% (b)			(0.00245)	(1,233)
TOTAL NET ASSETS - 100.0%				$ 503,196

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
All or a portion of the security has been pledged as collateral for written options; pledged collateral also includes cash. The fair value of assets committed as collateral as of August 31, 2026 was $439,460 which represented 87.3% of net assets.

(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of August 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv U.S. Large Cap TaxOptimized ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.4)% (a)	Notional Amount	Contracts	Value
Put Options - (0.4)%
iShares Core S&P 500 ETF, Expiration: 09/18/2026; Exercise Price: $760.00	$ (308,296)	(4)	$ (1,821)
TOTAL WRITTEN OPTIONS (Premiums received $7,624)			$ (1,821)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv U.S. Large Cap TaxOptimized ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 474,834	$ –	$ –	$ 474,834
Purchased Options	–	5,927	–	5,927
U.S. Treasury Bills	–	19,996	–	19,996
Money Market Funds	3,672	–	–	3,672
Total Investments	$ 478,506	$ 25,923	$ –	$ 504,429

Liabilities:
Investments:
Written Options	$ –	$ (1,821)	$ –	$ (1,821)
Total Investments	$ –	$ (1,821)	$ –	$ (1,821)

Refer to the Schedule of Investments for further disaggregation of investment categories.